SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2021
Electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	17 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Over the shorter of the term of the lease (including its extension periods) or the useful life of the asset